Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,229
2022	1,013
2023	552
2024	599
2025	615
Thereafter	711
Total	$ 4,719